Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Net income	$ 257	$ 1,763	$ 5,119
Other comp. income (loss) net of tax:
Loss on retiree health, net	(18)	(51)	(32)
Reclassification adjust for net investment gains realized in net income	(5)	0	0
Unrealized investment gain (loss), net	0	14	(9)
Tax reform gain on retiree health	0	0	32
Comprehensive income	$ 234	$ 1,726	$ 5,110